Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	$ 889	$ 1,404
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		353	435
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		116	396
Net Amounts		420	573
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	268	430
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		81	45
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		18	247
Net Amounts		169	138
Commodity Contract | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	219	443
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		100	34
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral			71
Net Amounts		119	0
Commodity Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	82	146
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		66	13
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral			71
Net Amounts		16	62
Commodity Contract | Exchange
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	174	483
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		59	159
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		115	324
Net Amounts		0
Commodity Contract | Exchange | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	31	176
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		13
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		18	176
Net Amounts		0
Interest Rate Contract | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	403	377
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		193	210
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1	1
Net Amounts		209	166
Interest Rate Contract | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	62	7
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		1
Net Amounts		61	7
Foreign currency exchange rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	93	101
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		1	32
Net Amounts		92	69
Foreign currency exchange rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	93	101
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		1	32
Net Amounts		$ 92	$ 69

[1]	Excludes derivative liabilities of $68 million and $26 million at Virginia Power at March 31, 2023 and December 31, 2022, respectively, which are not subject to master netting or similar arrangements. Dominion Energy did not have any derivative liabilities at March 31, 2023 and December 31, 2022 which were not subject to master netting or similar arrangements.